NATURE OF OPERATION (Details Narrative)	Jan. 14, 2019 shares
Golden Share Resources Corporation [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Stock issued during period shares new issues	3,862,079